Annual Fund Operating Expenses - BNY Mellon Municipal Opportunities ETF	Jul. 13, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2027
BNY Mellon Municipal Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.04%	[1],[2]
Acquired Fund Fees and Expenses	0.49%	[1]
Expenses (as a percentage of Assets)	0.54%	[1]
Fee Waiver or Reimbursement	(0.05%)	[1],[3]

[1]	On January 9, 2026, BNY Mellon Municipal Opportunities Fund (Predecessor Fund), a series of BNY Mellon Funds Trust, was reorganized into the fund (Reorganization). The fund commenced operations upon completion of the Reorganization and continues the operation of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.
[2]	Includes estimated interest expense for the current fiscal year in the amount of 0.04% in connection with inverse floater securities.
[3]	The Adviser has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the fund’s average daily net assets until December 31, 2027. Prior to December 31, 2027, this fee waiver may only be terminated by the fund’s board. On or after December 31, 2027, the Adviser may terminate this fee waiver at any time.